Related Party Transactions - Additional Information (Detail)								3 Months Ended	6 Months Ended		12 Months Ended
	Jul. 30, 2025 USD ($)	May 02, 2025 USD ($)	May 08, 2024 USD ($)	May 06, 2024 USD ($) shares	May 02, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 18, 2023 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares	May 06, 2025 USD ($)
Related Party Transaction [Line Items]
Percentage of issued and outstanding shares after the initial public offering collectively held by initial stockholders						20	20
Minimum period of completion of business combination											24 months
Maximum period of completion of business combination											27 months
Working capital loan								$ 1,500,000	$ 1,500,000		$ 1,500,000
Payment for administrative fees						$ 0		90,000	180,000	$ 55,161	235,161
Notes payable											$ 0
Director [Member]
Related Party Transaction [Line Items]
Director compensation incurred								52,500	52,500
Director accrued expenses								$ 52,500	$ 52,500
Director [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Non-interest expense directors fees	$ 75,000
Sponsor [Member]
Related Party Transaction [Line Items]
Common stock, par value | $ / shares							$ 0.003
Common stock, value, issued							$ 25,000
Reimbursement to related party for office space, utilities, and secretarial and administrative support		$ 30,000			$ 30,000
Loans payable				$ 314,295
Debt instrument periodic payment				300,000
Remaining amount of loan payable				$ 14,295								$ 14,295
Debt instrument repaid prncipal			$ 14,295
Sponsor [Member] | Working Capital Loans [Member]
Related Party Transaction [Line Items]
Post business combination conversion price per share | $ / shares								$ 10	$ 10		$ 10
Sponsor [Member] | Maximum [Member] | Working Capital Loans [Member]
Related Party Transaction [Line Items]
Working capital loan								$ 1,500,000	$ 1,500,000		$ 1,500,000
Sponsor [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Notes payable						$ 37,500		$ 0	$ 0		$ 0
Common Class B [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Sale of Private Placement Units (shares) | shares							7,187,500
Common stock, par value | $ / shares							$ 0.0001
Number of shares subject to forfeiture | shares				937,500
Number of shares not subject to forfeiture | shares				937,500
Promissory Note With Related Party [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount							$ 600,000